Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar	The following table presents data pertaining to the rate of change of the exchange rate of U.S. dollar, Euro and Israeli CPI (ICPI) during the reported periods:
	Year ended December 31,
	2025	2024	2023
	%	%	%
ICPI (2016 base year)	3.1	3.24	2.958
Representative exchange rate of U.S dollar/NIS	(0.3)	0.5	3.0
Representative exchange rate of Euro/NIS	(3.6)	(5.3)	6.9

Schedule of Annual Depreciation Rates

The annual depreciation rates are as follows:

%
Computers	20-33
Office furniture and equipment	6-7
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement

Schedule of Tabular Represents Amounts Paid Under Defined Contribution Plan	The following tabular represents amounts paid under defined contribution plan:
	Year ended December 31,
	2025	2024	2023
Expenses related in respect of defined contribution plan	1,597	1,698	1,462